Risk management policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Committed Facilities
At 31 December 2021, the Group has access to £6.3 billion of committed facilities with maturity dates spread over the years 2022 to 2046 as illustrated below:

		2022	2023	2024	2025	2026 +
		£m	£m	£m	£m	£m
£ bonds £400m (2.875% 2046)	400.0					400.0
US bond $220m (5.625% 2043)	162.5					162.5
US bond $93m (5.125% 2042)	68.6					68.6
£ bonds £250m (3.75% 2032)	250.0					250.0
Eurobonds €600m (1.625% 2030)	504.5					504.5
Eurobonds €750m (2.375% 2027)	630.6					630.6
Eurobonds €750m (2.25% 2026)	630.6					630.6
Bank revolver ($2,500m 2026)	1,847.5					1,847.5
Eurobonds €500m (1.375% 2025)	420.4				420.4
US bond $750m (3.75% 2024)	554.2			554.2
Eurobonds €750m (3.0% 2023)	630.6		630.6
Eurobonds €250m (3m EURIBOR + 0.45% 2022)	210.2	210.2
Total committed facilities available	6,309.7	210.2	630.6	554.2	420.4	4,494.3
Drawn down facilities at 31 December 2021	4,462.2	210.2	630.6	554.2	420.4	2,646.8
Undrawn committed credit facilities	1,847.5

Summary of currency risk

	2021	2020
	£m	£m
US dollar	0.7	159.1
Euro	17.4	167.2